Basis of Preparation (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 64,739,000	€ 71,209,000
Eli Lilly and Company
Disclosure of initial application of standards or interpretations [line items]
Deferred income	€ 64,739,000	€ 71,209,000	€ 18,262,000
Variable consideration included in transaction price				€ 0